Note 8 - Equity - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Balances	$ 86,625	$ 31,131
Share-based compensation	1,117	3,470
Foreign currency translation adjustment gain	73	53
Net loss	(17,443)	(16,662)
Balances	$ 70,372	$ 17,992
Common Stock [Member]
Balances (in shares)	39,141,913	27,885,613
Balances	$ 4	$ 3
Share-based compensation (in shares)	35,437	3,293
Share-based compensation
Foreign currency translation adjustment gain
Net loss
Balances (in shares)	39,106,476	27,888,906
Balances	$ 4	$ 3
Additional Paid-in Capital [Member]
Balances	366,451	246,979
Share-based compensation	1,104	3,438
Foreign currency translation adjustment gain
Net loss
Balances	367,555	250,417
Retained Earnings [Member]
Balances	(277,818)	(216,845)
Share-based compensation
Foreign currency translation adjustment gain
Net loss	(16,988)	(16,084)
Balances	(294,806)	(232,929)
AOCI Attributable to Parent [Member]
Balances	(297)	140
Share-based compensation
Foreign currency translation adjustment gain	50	57
Net loss
Balances	(247)	197
Parent [Member]
Balances	88,340	30,277
Share-based compensation	1,104	3,438
Foreign currency translation adjustment gain	50	57
Net loss	(16,988)	(16,084)
Balances	72,506	17,688
Noncontrolling Interest [Member]
Balances	(1,715)	854
Share-based compensation	13	32
Foreign currency translation adjustment gain	23	(4)
Net loss	(455)	(578)
Balances	$ (2,134)	$ 304